INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Inventory, Net [Abstract]
Schedule of Inventories
	June 30,	December 31,
	2020	2019
	Unaudited

Raw materials	1,861	1,860
Work in progress	1,349	1,607
Finished goods	264	268

	3,474	3,735